SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Abstract]
Schedule Of Share-based Compensation Expense
SHARE-BASED COMPENSATION EXPENSE – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions, except per share amounts)
	Years ended December 31,
	2015	2014	2013
Share-based compensation expense, before income taxes	$48	$46	$38
Income tax benefit	(19)	(18)	(15)
Share-based compensation expense, net of income taxes	$29	$28	$23

Net share-based compensation expense, per common share
Basic	$0.12	$0.11	$0.09
Diluted	$0.12	$0.11	$0.09

SHARE-BASED COMPENSATION EXPENSE – SDG&E AND SOCALGAS
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
SDG&E:
Compensation expense	$8	$8	$8
Capitalized compensation cost	4	3	3
SoCalGas:
Compensation expense	$10	$8	$8
Capitalized compensation cost	2	2	1

Schedule Of Non Qualified Stock Options [Abstract]
Schedule Of Non-qualified Stock Options
NON-QUALIFIED STOCK OPTIONS

			Weighted-
		Weighted-	average
	Shares	average	remaining	Aggregate
	under	exercise	contractual term	intrinsic value
	option	price	(in years)	(in millions)
Outstanding at January 1, 2015	757,412	$53.84
Exercised	(227,815)	$54.48
Forfeited/canceled	(1,600)	$36.30
Outstanding at December 31, 2015	527,997	$53.62	2.6	$21

Vested at December 31, 2015	527,997	$53.62	2.6	$21
Exercisable at December 31, 2015	527,997	$53.62	2.6	$21

Schedule Of Restricted Stock Awards And Units Valuation Assumptions [Abstract]
Schedule Of Restricted Stock Awards And Units Valuation Assumptions
	2015	2014	2013
Risk-free rate of return	1.1%	1.2%	0.6%
Annual dividend yield(1)	N/A	N/A	3.3
Stock price volatility	14	16	19
(1)	Annual dividend yield was not used in valuations performed in 2015 or 2014.

Schedule Of Restricted Stock Awards [Abstract]
Schedule Of Restricted Stock Awards
RESTRICTED STOCK AWARDS

		Weighted-
		average
		grant-date
	Shares	fair value
Nonvested at January 1, 2015	9,238	$63.81
Vested	(7,701)	$61.41
Nonvested at December 31, 2015	1,537	$75.87
Expected to vest at December 31, 2015	1,537	$75.87

Schedule Of Restricted Stock Units [Abstract]
Schedule Of Restricted Stock Units
RESTRICTED STOCK UNITS

	Performance-based		Service-based
	restricted stock units(1)		restricted stock units
		Weighted-		Weighted-
		average		average
		grant-date		grant-date
	Units	fair value	Units	fair value
Nonvested at January 1, 2015	2,874,942	$54.55	303,237	$73.41
Granted	438,318	$123.30	72,835	$111.43
Vested	(1,036,645)	$42.34	(25,000)	$88.71
Forfeited	(4,940)	$103.58	(2,266)	$90.48
Nonvested at December 31, 2015(2)	2,271,675	$73.28	348,806	$80.14
Expected to vest at December 31, 2015	2,220,408	$72.89	338,086	$79.81
(1)		Includes restricted stock units issued in 2015 in connection with the creation of Cameron LNG JV.
(2)		Each unit represents the right to receive one share of our common stock if applicable performance conditions are satisfied. For all performance-based restricted stock units, except for those issued in connection with the creation of Cameron LNG JV, up to an additional 50 percent (100 percent for awards granted during or after 2014) of the shares represented by the units may be issued if Sempra Energy exceeds target performance conditions.